Warrants - Series 4 Growth Options (Details) - USD ($)	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2019
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Loss (gain) on change in estimated fair value of warrants			$ 12,406,208	$ (7,602,367)
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted				$ 18.52
Common stock options outstanding	5,034,858		5,034,858	4,889,820	5,034,858
Loss (gain) on change in estimated fair value of warrants				$ 7,646,000	$ 1,466,000
Liabilities, Current	$ 17,522,000		$ 17,522,000	$ 101,536,000	$ 17,522,000
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 4 Growth redeemable convertible preferred stock -"Series 4 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted		$ 20.72
Term for warrants expiration		1 year
Number of options issued		2,419,573		2,371,812
Loss (gain) on change in estimated fair value of warrants	$ 1,400,000
Liabilities, Current		$ 700,000
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Term for warrants expiration						30 days
Number of options issued		2,973,270		2,845,625